Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2019, 2020 and 2021 consist of the following:

	Millions of yen
	2019	2020	2021
Net gains on investment securities	¥14,273	¥20,204	¥44,622
Dividends income	1,685	2,295	1,475

	¥15,958	¥22,499	¥46,097

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”